Fair Value Disclosures - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment charge of inventory recognized	$ 2,515,000	$ 345,448,000	$ 3,591,000
WRECO Transaction [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment charge of inventory recognized				340,300,000
Write off of option deposits and pre-acquisition costs				$ 3,000,000